Consolidated statement of cash flows (Parenthetical) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Face Statements [Line Items]
Interest received		$ 58,627,000,000	$ 45,291,000,000	$ 41,676,000,000
Interest paid		27,384,000,000	14,172,000,000	10,962,000,000
Dividends received		2,369,000,000	1,702,000,000	2,225,000,000
Goodwill impairment		7,300,000,000
Other non-cash items included in profit before tax		(2,297,000,000)	(1,303,000,000)	(381,000,000)
Repayment of securities		(4,200,000,000)	(4,100,000,000)	(3,600,000,000)
Foreign exchange gain (loss)		600,000,000	(600,000,000)	(600,000,000)
Fair value gain (loss)		1,400,000,000	(1,400,000,000)	(1,200,000,000)
Increase (decrease) in cash and cash equivalents	[1],[2]	293,742,000,000	312,911,000,000	323,718,000,000
Restricted cash and cash equivalents		35,735,000,000	26,282,000,000	39,830,000,000
Mandatory reserve deposits at central banks		19,353,000,000	19,755,000,000	21,424,000,000
HSBC Holdings
Disclosure Of Face Statements [Line Items]
Interest received		2,216,000,000	2,116,000,000	2,103,000,000
Interest paid		3,819,000,000	3,379,000,000	2,443,000,000
Dividends received		15,117,000,000	10,411,000,000	10,039,000,000
Other non-cash items included in profit before tax	[3]	2,584,000,000	(46,948,000,000)	(48,000,000)
Increase (decrease) in cash and cash equivalents	[4]	5,980,000,000	8,057,000,000	4,949,000,000
HSBC Holdings | HSBC Finance (Netherlands)
Disclosure Of Face Statements [Line Items]
Other non-cash items included in profit before tax		$ 0	44,893,000,000
Change in accounting practice to include settlement accounts with Bank counterparties of one month or less | Increase (decrease) due to voluntary changes in accounting policy
Disclosure Of Face Statements [Line Items]
Increase (decrease) in cash and cash equivalents			11,800,000,000	(13,700,000,000)
Change in accounting practice to include settlement accounts with Bank counterparties of one month or less | Increase (decrease) due to voluntary changes in accounting policy | HSBC Holdings
Disclosure Of Face Statements [Line Items]
Increase (decrease) in cash and cash equivalents			$ 1,548,000,000	$ 0

[1]	4In 2019, HSBC included settlement accounts with bank counterparties of one month or less on a net basis. Comparatives have been re-presented and also include the net impact of other cash equivalents not previously included in cash and cash equivalents. The net effect of these changes increased cash and cash equivalents by $11.8bn in 2018 and decreased cash and cash equivalents by $(13.7)bn in 2017.
[2]	At 31 December 2019, $35,735m (2018: $26,282m; 2017: $39,830m) was not available for use by HSBC, of which $19,353m (2018: $19,755m; 2017: $21,424m) related to mandatory deposits at central banks.
[3]	The 2018 year included $44,893m (2019: nil) return on capital from HSBC Finance (Netherlands) resulting from restructuring the Group’s Asia operation to meet resolution and recovery requirements.
[4]	In 2019, HSBC included settlement accounts with bank counterparties of one month or less on a net basis. Comparatives have been re-presented and also include other cash equivalents not included in 2018 cash and cash equivalents. The net effect of these changes increased cash and cash equivalents by $1,548m in 2018 and had no impact in 2017.